SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
The Company has an amended and restated equity incentive plan (the “Incentive Plan”) under which the Company may issue various types of equity instruments or instruments that track to equity, more particularly the Equity Shares, to employees, officers, consultants and non-employee directors. The types of equity instruments issuable under the Incentive Plan encompass, among other things, stock options, unrestricted stock bonus and restricted stock units (together, the “Awards”). The Awards are expensed and recorded as a component of general and administrative costs. The maximum number of the Awards that may be issued under the Incentive Plan is 10% of the fully-diluted Equity Shares of the Company (inclusive of the Equity Shares issuable in exchange for unrestricted Exchangeable Shares) as calculated using the treasury method. The Incentive Plan is an “evergreen” plan, meaning that if an Award expires, becomes un-exercisable, or is cancelled, forfeited or otherwise terminated without having been exercised or settled in full, as the case may be, the Equity Shares allocable to the unexercised portion of an Award shall again become available for future grant or sale under the Incentive Plan (unless the Incentive Plan has terminated by its terms), and the number of the Awards available for grant will increase as the number of issued and outstanding Equity Shares increases. Granting and vesting of the Awards are determined by and recommended to the Board for approval by the Compensation, Nomination and Corporate Governance Committee of the Board of Directors. The exercise price for options (if applicable) will generally not be less than the fair market value of the Award at the time of grant and will generally expire after 5 years.
Stock Options
A reconciliation of the beginning and ending balance of stock options outstanding was as follows:

	Number of Stock Options	Weighted- Average Exercise Price
Outstanding as of December 31, 2023	1,435,794	$2.84
Exercised	(892,095)	2.74
Forfeited	(14,697)	2.26
Outstanding as of December 31, 2024	529,002	3.08
The following table summarizes the stock options that remain outstanding as of December 31, 2024:

Security Issuable	Exercise Price	Expiration Date	Stock Options Outstanding
Equity Shares	3.08	April 2025	107,322
Equity Shares	3.08	January 2026	421,680
			529,002
As of December 31, 2024 and 2023, options vested and exercisable were 529,002 and 1,416,870, respectively. There were no stock options granted during the years ended December 31, 2024 and 2023. As of December 31, 2024, stock options outstanding have a weighted-average remaining contractual life of 0.87 years.
The total intrinsic value of stock options exercised during the year ended December 31, 2024 was $5.3 million. There were no stock options exercised during the year ended December 31, 2023. The intrinsic value represents the difference between the fair market value of the Company’s common stock on the date of exercise and the exercise price of each stock option. Based on the fair market value of the Company’s common stock at December 31, 2024 and 2023, the total intrinsic value of outstanding stock options was $1.4 million and $2.7 million, respectively.
For the years ended December 31, 2024 and 2023, the Company recognized $3 thousand and $290 thousand, respectively, of share-based compensation expense related to these stock options and was included as a component of general and administrative expense in the Consolidated Statements of Operations.
Immediately prior to the close of the Mercer Park Business Combination, GH Group had outstanding vested and unvested options. Incident to the close, certain options were exercised. Of the remaining options, the vested GH Group non-qualified stock options (“NQSOs”) were paid the net-value of their outstanding options at close by reserving 1,400,000 Subordinate Voting Shares which were to be issued on or before June 29, 2024. Prior to the issuance of the shares, the Company recorded $2.8 million in Shares Payable on the Consolidated Balance Sheet. During June 2024, the Company issued 1,433,810 shares reflected in shares issued for vested GH Group non-qualified options on the Consolidated Statements of Changes in Shareholders’ Equity and reclassified $2.8 million from shares payable to additional paid-in capital on the Consolidated Balance Sheet.
Restricted Stock Units
A reconciliation of the beginning and ending balance of RSUs outstanding was as follows:

Number of Restricted Stock Units
Unvested as of December 31, 2023	2,533,575
Granted	3,487,084
Vested	(2,603,040)
Forfeited	(83,333)
Unvested as of December 31, 2024	3,334,286
The weighted-average grant date fair values of RSUs granted during the years ended December 31, 2024 and 2023 were $6.59 and $3.24, respectively. The fair value of the RSUs granted during the years ended December 31, 2024 and 2023 were determined using the value of the Equity Shares at the date of grant. The fair values of RSUs that vested during the years ended December 31, 2024 and 2023, were $21.3 million and $4.6 million, respectively.
During the years ended December 31, 2024 and 2023, the Company recognized $13.1 million and $7.3 million, respectively, in stock-based compensation related to RSUs and is included as a component of general and administrative expense in the Consolidated Statements of Operations.
As of December 31, 2024, there was $17.0 million of unrecognized compensation expense related to unvested RSUs which is expected to be recognized over a weighted-average period of approximately 2.30 years. For RSUs subject to graded vesting, the Company recognizes compensation cost on a straight-line basis over the service period for the entire award.
Stock Appreciation Right Units
GH Group has SARs which are issued to various employees of the Company. The SARs vested 33% one year after the grant date and the remaining 67% vested monthly over two years. Vested and exercised SARs will receive cash in the amount of the SARs exercised multiplied by the excess of the fair market value of an Equity Share as of the exercise date over the stated strike price of the SAR. As the SARs are cash-settled, the Company recognizes the value of the SARs as liabilities which are included in accounts payable and accrued liabilities in the Consolidated Balance Sheets. As of December 31, 2024 and 2023, the Company recorded a liability of $121 thousand and $219 thousand, respectively.
A reconciliation of the beginning and ending balance of the SARs outstanding was as follows:

Number of Stock Appreciation Rights Units
Outstanding as of December 31, 2023	135,916
Exercised	(65,844)
Forfeited	(25,268)
Outstanding as of December 31, 2024	44,804
During the years ended December 31, 2024 and 2023, the Company recognized $262 thousand and $219 thousand, respectively, of expense related to the SARs.
Warrants
A reconciliation of the beginning and ending balance of warrants outstanding was as follows:

	Number of Warrants	Weighted- Average Exercise Price
Outstanding as of December 31, 2023	47,318,882	$9.56
Exercised	(280,396)	5.07
Expired	(2,654,445)	10.00
Outstanding as of December 31, 2024	44,384,041	9.56
The following table summarizes the warrants that remained outstanding as of December 31, 2024:

Security Issuable	Exercise Price	Expiration Date	Warrants Outstanding	Warrants Exercisable
Equity Shares	$11.50	June 2026	30,664,500	30,664,500
Equity Shares	5.00	August 2027	10,739,541	10,739,541
Equity Shares	6.00	August 2028	2,980,000	2,980,000
			44,384,041	44,384,041
There were no warrants granted during the year ended December 31, 2024. For the year ended December 31, 2023, the fair value of the warrants granted with a fixed exercise price and fair valued using level 3 inputs was determined using the Black-Scholes option-pricing model with the following assumptions at the time of grant:

Year Ended December 31, 2023
Weighted-Average Risk-Free Annual Interest Rate	0.07%
Weighted-Average Expected Annual Dividend Yield	0.0%
Weighted-Average Expected Stock Price Volatility	2.07%
Weighted-Average Expected Life in Years	0.10
Weighted-Average Estimated Forfeiture Rate	0.0%
During the year ended December 31, 2023, the weighted-average fair value of warrants granted was $3.10 per warrant. As of December 31, 2024, warrants outstanding had a weighted-average remaining contractual life of 1.91 years.